Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash in banks	$ 379,460	$ 251,586
Short term deposits	149,037	135,841
Total cash and cash equivalents	$ 528,497	$ 387,427	$ 403,805	$ 193,869